UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

                                   (LSV LOGO)

                          Conservative Core Equity Fund

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                 APRIL 30, 2008

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

                                   (LSV LOGO)

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Conservative Core Equity Fund and the benchmark S&P 500 Index since inception (May 22, 2007) were as follows:

                                                 Since
                                    6 Months   Inception
                                    --------   ---------
LSV CONSERVATIVE CORE EQUITY FUND    -10.29%    -11.72%
S&P 500 Index                         -9.63%     -7.23%

There was little place to hide in the trailing six months as Energy was the only sector to generate a positive absolute return in the S&P 500. From a style perspective, growth stocks held up modestly better than value stocks as the Russell 1000 Growth fell 9.28% in the period. Within the S&P 500, inexpensive stocks did not fare as well as those with higher multiples posing a challenging environment for our value biased approach. In the trailing year, growth stocks have outperformed value stocks by over 8.5%.

Despite the strong relative performance of the Energy sector, there were Energy stocks that struggled in the period and we owned some of them; overweight positions in Valero, Sunoco and Marathon detracted from returns. Portfolio holdings within the Financials sector also hurt results, particularly exposure to firms that have been affected so acutely by the sub-prime crisis. The negative impact of a slight overweight to Financials and a slight underweight to Consumer Staples was partially offset by good stock selection in the Technology, Consumer Staples and Telecommunication sectors.

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. While our value biased approach has been out of step the last several quarters we would note that the portfolio is quite cheap in both absolute and relative terms and we believe this positioning will be rewarded over the long run. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                  S&P 500
Characteristic             Fund    Index
--------------             ----   -------
Price-to-Earnings Ratio    12.9x   15.3x
Price-to-Book Ratio         2.0x    2.6x
Price-to-Cash Flow Ratio    8.5x   10.6x

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

April 30, 2008                                                       (Unaudited)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Financials                   19.9%
Information Technology       14.5%
Energy                       13.5%
Industrials                  12.7%
Health Care                  10.1%
Consumer Discretionary        8.1%
Consumer Staples              7.2%
Materials                     6.0%
Telecommunication Services    3.9%
Utilities                     2.8%
Repurchase Agreement          1.3%

+    Percentages are based on total investments.

                                                                          Value
SCHEDULE OF INVESTMENTS LSV CONSERVATIVE CORE EQUITY FUND       Shares    (000)
---------------------------------------------------------       ------   -------
COMMON STOCK (98.5%)
AEROSPACE & DEFENSE (2.5%)
   Boeing                                                        5,300   $   450
   Northrop Grumman                                              4,600       338
   Tyco International                                            6,000       281
                                                                         -------
                                                                           1,069
                                                                         -------
AGRICULTURAL OPERATIONS (0.4%)
   Archer-Daniels-Midland                                        3,900       172
                                                                         -------
AIR FREIGHT & LOGISTICS (0.6%)
   FedEx                                                         2,600       249
                                                                         -------
AIRCRAFT (1.2%)
   Honeywell International                                       3,700       220
   Lockheed Martin                                               2,900       307
                                                                         -------
                                                                             527
                                                                         -------
APPAREL RETAIL (0.8%)
   Gap                                                           7,800       145
   TJX                                                           5,700       184
                                                                         -------
                                                                             329
                                                                         -------
ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
   Ameriprise Financial                                          4,000       190
                                                                         -------
AUTOMOTIVE (0.1%)
   TRW Automotive Holdings*                                      2,300        59
                                                                         -------
BANKS (8.3%)
   Bank of America                                              15,300       574
   BB&T                                                          7,300       250

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
   Fifth Third Bancorp                                           6,900   $   148
   JPMorgan Chase                                               17,300       824
   Keycorp                                                       3,600        87
   National City                                                 3,800        24
   PNC Financial Services Group                                  3,300       229
   Regions Financial                                             9,900       217
   SunTrust Banks                                                2,800       156
   UnionBanCal                                                   1,500        79
   US Bancorp                                                   11,400       386
   Wachovia                                                     14,600       426
   Washington Mutual                                             4,500        55
   Wells Fargo                                                   5,200       155
                                                                         -------
                                                                           3,610
                                                                         -------
BIOTECHNOLOGY (1.0%)
   Amgen*                                                       10,300       431
                                                                         -------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.7%)
   CBS, Cl B                                                    12,700       293
                                                                         -------
BUILDING & CONSTRUCTION (0.5%)
   Lennox International                                          3,200       106
   Masco                                                         6,000       109
                                                                         -------
                                                                             215
                                                                         -------
CHEMICALS (3.0%)
   Dow Chemical                                                  8,800       353
   Eastman Chemical                                              1,600       118
   EI Du Pont de Nemours                                         8,100       396
   Lowe's                                                        8,100       204
   PPG Industries                                                2,200       135
   Rohm & Haas                                                   2,100       112
                                                                         -------
                                                                           1,318
                                                                         -------
COMMERCIAL PRINTING (0.5%)
   RR Donnelley & Sons                                           6,700       205
                                                                         -------
COMMERCIAL SERVICES (0.9%)
   Affiliated Computer Services, Cl A*                           2,000       106
   Convergys*                                                    8,600       135
   Electronic Data Systems                                       7,600       141
                                                                         -------
                                                                             382
                                                                         -------
COMPUTER & ELECTRONICS RETAIL (0.4%)
   Best Buy                                                      4,500       194
                                                                         -------
COMPUTERS & SERVICES (6.8%)
   Apple*                                                          800       139
   Computer Sciences*                                            2,600       113
   Google, Cl A*                                                   300       172
   Hewlett-Packard                                               9,700       450
   International Business Machines                               7,000       845
   Microsoft                                                    19,100       545
   Seagate Technology                                            6,100       115
   Sun Microsystems*                                            15,600       244
   Symantec*                                                    13,200       227
   Western Digital*                                              4,500       131
                                                                         -------
                                                                           2,981
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2008                                                       (Unaudited)

                                                                          Value
LSV CONSERVATIVE CORE EQUITY FUND                               Shares    (000)
---------------------------------                               ------   -------
CONSUMER DISCRETIONARY (1.5%)
   Kimberly-Clark                                                3,600   $   230
   Procter & Gamble                                              6,400       429
                                                                         -------
                                                                             659
                                                                         -------
CONSUMER PRODUCTS (1.1%)
   Brunswick                                                     2,700        45
   Hasbro                                                        5,300       188
   Mattel                                                        9,200       173
   Polaris Industries                                            1,700        79
                                                                         -------
                                                                             485
                                                                         -------
DIVERSIFIED MANUFACTURING (0.1%)
   Teleflex                                                      1,100        61
                                                                         -------
DIVERSIFIED METALS & MINING (0.7%)
   Freeport-McMoRan Copper & Gold                                2,500       284
                                                                         -------
ELECTRICAL SERVICES (4.8%)
   Alliant Energy                                                2,300        87
   Dominion Resources                                            5,600       243
   FirstEnergy                                                   3,300       250
   General Electric                                             30,100       984
   PG&E                                                          3,600       144
   Progress Energy                                               3,300       138
   SCANA                                                         2,300        91
   Xcel Energy                                                   6,700       139
                                                                         -------
                                                                           2,076
                                                                         -------
FINANCIAL SERVICES (3.9%)
   CIT Group                                                     7,600        83
   Citigroup                                                    21,600       546
   Countrywide Credit Industry                                   3,700        21
   Discover Financial Services                                   1,450        26
   Goldman Sachs Group                                           2,600       498
   Lehman Brothers Holdings                                      4,300       190
   Morgan Stanley                                                7,100       345
                                                                         -------
                                                                           1,709
                                                                         -------
FOOD, BEVERAGE & TOBACCO (2.5%)
   Altria Group                                                  3,200        64
   Coca-Cola                                                     2,700       159
   Coca-Cola Enterprises                                         6,200       140
   ConAgra Foods                                                 8,500       200
   Pepsi Bottling Group                                          3,000       101
   PepsiCo                                                       2,100       144
   Philip Morris International*                                  3,200       163
   Supervalu                                                     3,800       126
                                                                         -------
                                                                           1,097
                                                                         -------
GAS/NATURAL GAS (0.3%)
   AGL Resources                                                 4,300       146
                                                                         -------

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.4%)
   Leggett & Platt                                               3,800   $    63
   Whirlpool                                                     1,400       102
                                                                         -------
                                                                             165
                                                                         -------
INSURANCE (6.7%)
   ACE                                                           2,700       163
   Allstate                                                      4,900       247
   American International Group                                 12,900       596
   Chubb                                                         4,700       249
   Cigna                                                         4,000       171
   Genworth Financial, Cl A                                      3,400        78
   Hartford Financial Services Group                             1,500       107
   Lincoln National                                              2,800       151
   Loews                                                         2,500       105
   MBIA                                                          1,600        17
   MetLife                                                       1,700       103
   Prudential Financial                                          2,100       159
   Travelers                                                     6,600       333
   UnitedHealth Group                                            3,200       104
   Unum Group                                                    7,500       174
   WellPoint*                                                    2,000        99
   XL Capital, Cl A                                              2,300        80
                                                                         -------
                                                                           2,936
                                                                         -------
LEASING & RENTING (0.3%)
   WW Grainger                                                   1,600       139
                                                                         -------
MACHINERY (3.6%)
   Black & Decker                                                1,600       105
   Caterpillar                                                   5,400       442
   Dover                                                         3,700       183
   Eaton                                                         2,600       228
   Illinois Tool Works                                           3,500       183
   Ingersoll-Rand, Cl A                                          4,000       178
   Parker Hannifin                                               2,900       232
                                                                         -------
                                                                           1,551
                                                                         -------
MORTGAGE REIT'S (0.0%)
   Thornburg Mortgage                                            3,300         4
                                                                         -------
MOTORCYCLE MANUFACTURERS (0.5%)
   Harley-Davidson                                               5,900       226
                                                                         -------
MULTIMEDIA (0.9%)
   Time Warner                                                  26,300       391
                                                                         -------
OFFICE ELECTRONICS (0.6%)
   Xerox                                                        19,800       277
                                                                         -------
OFFICE EQUIPMENT (0.5%)
   3M                                                            1,800       139
   Steelcase, Cl A                                               7,500        83
                                                                         -------
                                                                             222
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2008                                                       (Unaudited)

                                                                          Value
LSV CONSERVATIVE CORE EQUITY FUND                               Shares    (000)
---------------------------------                               ------   -------
OIL & GAS EQUIPMENT & SERVICES (0.9%)
   Halliburton                                                   4,900   $   225
   Schlumberger                                                  1,800       181
                                                                         -------
                                                                             406
                                                                         -------
PAPER & PAPER PRODUCTS (0.6%)
   International Paper                                           9,700       254
                                                                         -------
PAPER PACKAGING (0.2%)
   Sonoco Products                                               2,100        69
                                                                         -------
PETROLEUM & FUEL PRODUCTS (12.6%)
   Apache                                                        3,200       431
   Chevron                                                      10,100       971
   Cimarex Energy                                                1,200        75
   ConocoPhillips                                                8,500       732
   Exxon Mobil                                                  21,900     2,038
   Marathon Oil                                                  6,000       273
   Occidental Petroleum                                          5,000       416
   Patterson-UTI Energy                                          5,700       159
   Sunoco                                                        2,100        98
   Tesoro                                                        1,500        38
   Valero Energy                                                 5,300       259
                                                                         -------
                                                                           5,490
                                                                         -------
PHARMACEUTICALS (8.2%)
   Bristol-Myers Squibb                                         16,300       358
   Eli Lilly                                                     9,400       453
   Forest Laboratories*                                          3,700       128
   Johnson & Johnson                                            14,800       993
   King Pharmaceuticals*                                         8,300        78
   Merck                                                         6,100       232
   Pfizer                                                       37,700       758
   Watson Pharmaceuticals*                                       2,900        90
   Wyeth                                                        11,100       494
                                                                         -------
                                                                           3,584
                                                                         -------
PRINTING & PUBLISHING (0.3%)
   Gannett                                                       1,800        52
   Lexmark International, Cl A*                                  3,000        94
                                                                         -------
                                                                             146
                                                                         -------
RAILROADS (0.7%)
   Norfolk Southern                                              5,300       316
                                                                         -------
REINSURANCE (0.5%)
   Everest Re Group                                              2,200       199
                                                                         -------
RETAIL (4.9%)
   Brinker International                                         2,900        66
   Darden Restaurants                                            2,700        96
   Home Depot                                                   17,100       492
   JC Penney                                                     1,600        68
   Kroger                                                       12,900       351
   Macy's                                                        7,700       195
   Wal-Mart Stores                                              15,000       870
                                                                         -------
                                                                           2,138
                                                                         -------

                                                                          Value
                                                                Shares    (000)
                                                                ------   -------
RETAIL REIT'S (0.2%)
   National Retail Properties                                    3,900   $    89
                                                                         -------
SECURITIES BROKERAGE/DEALERS (0.5%)
   Merrill Lynch                                                 4,300       214
                                                                         -------
SEMI-CONDUCTORS/INSTRUMENTS (4.7%)
   Amkor Technology*                                             7,800        74
   Analog Devices                                                4,500       145
   Cymer*                                                        3,900       101
   Integrated Device Technology*                                13,800       148
   Intel                                                        31,700       706
   Kla-Tencor                                                    4,100       179
   Molex                                                         7,400       210
   Texas Instruments                                            14,600       426
   Vishay Intertechnology*                                       6,900        65
                                                                         -------
                                                                           2,054
                                                                         -------
SPECIALIZED REIT'S (0.2%)
   Hospitality Properties Trust                                  2,100        67
                                                                         -------
SPECIALTY CHEMICALS (0.2%)
   Sherwin-Williams                                              1,900       105
                                                                         -------
STEEL & STEEL WORKS (2.0%)
   Alcoa                                                         9,000       313
   Nucor                                                         4,300       325
   United States Steel                                           1,600       246
                                                                         -------
                                                                             884
                                                                         -------
TECHNOLOGY DISTRIBUTORS (0.2%)
   Avnet*                                                        3,900       102
                                                                         -------
TELEPHONES & TELECOMMUNICATIONS (4.9%)
   AT&T                                                         27,400     1,061
   Cisco Systems*                                               12,900       331
   Embarq                                                        1,400        58
   Fairpoint Communications                                        290         3
   Motorola                                                      8,500        85
   Verizon Communications                                       15,400       592
                                                                         -------
                                                                           2,130
                                                                         -------
TRUCKING (0.2%)
   Con-way                                                       1,900        88
                                                                         -------
TOTAL COMMON STOCK
   (Cost 48,049)                                                          42,987
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

April 30, 2008                                                       (Unaudited)

                                                                 Face
                                                                Amount    Value
LSV CONSERVATIVE CORE EQUITY FUND                                (000)    (000)
---------------------------------                               ------   -------
REPURCHASE AGREEMENT (1.3%)
   Morgan Stanley
      2.000%, dated 04/30/08,
      to be repurchased on 5/01/2008,
      repurchase price $ 555,590
      (collateralized by a U.S.
      Treasury Inflation Index
      Bond, par value $501,971,
      2.625%, 07/15/17; with total
      market value $566,675)                                    $  556   $   556
                                                                         -------
TOTAL REPURCHASE AGREEMENT
   (Cost $556)                                                               556
                                                                         -------
Total Investments (99.8%)
   (Cost $48,605)                                                        $43,543
                                                                         =======

     PERCENTAGES ARE BASED ON NET ASSETS OF 43,612 (000).

*    NON-INCOME PRODUCING SECURITY.

CL -- CLASS

REIT -- REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

April 30, 2008                                                       (Unaudited)

                                                                LSV CONSERVATIVE
                                                                CORE EQUITY FUND
                                                                ----------------
Assets:
   Investments at Value (Cost $ 48,605) .....................     $   43,543
   Cash .....................................................              2
   Dividend and Interest Receivable .........................             58
   Deferred Offering Costs (see Note 2) .....................              2
   Prepaid Expenses .........................................             20
                                                                  ----------
      Total Assets ..........................................         43,625
                                                                  ----------
Liabilities:
   Payable due to Investment Advisor ........................              3
   Payable due to Administrator .............................              2
   Other Accrued Expenses ...................................              8
                                                                  ----------
      Total Liabilities .....................................             13
                                                                  ----------
   Net Assets ...............................................     $   43,612
                                                                  ==========
Net Assets Consist of:
   Paid-in-Capital ..........................................     $   48,395
   Undistributed Net Investment Income ......................            286
   Accumulated Net Realized Loss on Investments .............             (7)
   Net Unrealized Depreciation on Investments ...............         (5,062)
                                                                  ----------
   Net Assets ...............................................     $   43,612
                                                                  ==========
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value) ........................      4,984,428(1)
                                                                  ----------
Net Asset Value, Offering and Redemption Price Per Share ....     $     8.75
                                                                  ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the six months ended April 30, 2008                              (Unaudited)

                                                                LSV CONSERVATIVE
                                                                CORE EQUITY FUND
                                                                ----------------
Investment Income:
   Dividends Income .........................................       $   524
   Interest .................................................            14
                                                                    -------
      Total Investment Income ...............................           538
                                                                    -------
Expenses
   Investment Advisory Fees .................................            80
   Administration Fees ......................................            11
   Offering Costs ...........................................            18
   Transfer Agent ...........................................            14
   Registration and Filing Fees .............................             3
   Custodian Fees ...........................................             1
   Professional Fees ........................................             1
   Printing Fees ............................................             1
   Insurance and Other Fees .................................             1
                                                                    -------
   Total Expenses ...........................................           130
Less: Waiver of Investment Advisory Fees ....................           (57)
                                                                    -------
Net Expenses ................................................            73
                                                                    -------
   Net Investment Income ....................................           465
                                                                    -------
Net Realized Gain on Investments ............................            --
Net Change in Unrealized Appreciation (Depreciation) on
   Investments ..............................................        (4,258)
                                                                    -------
   Net Realized and Unrealized Loss on Investments ..........        (4,258)
                                                                    -------
Net Decrease in Net Assets Resulting From Operations ........       $(3,793)
                                                                    =======

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the six months ended April 30, 2008 (Unaudited) and for the period ended October 31, 2007

                                                                         LSV CONSERVATIVE
                                                                         CORE EQUITY FUND
                                                                   ---------------------------
                                                                   11/01/07 TO   5/22/07(1) TO
                                                                     4/30/08        10/31/07
                                                                   -----------   -------------
Operations:
   Net Investment Income .......................................     $   465       $    209
   Net Realized Gain on Investments ............................          --              3
   Net Change in Unrealized Appreciation (Depreciation) on
      Investments ..............................................      (4,258)          (804)
                                                                     -------       --------
      Net Decrease in Net Assets Resulting From Operations .....      (3,793)          (592)
                                                                     -------       --------
Dividends and Distributions:
   Net Investment Income .......................................        (390)            --
   Net Realized Gain ...........................................          (8)            --
                                                                     -------       --------
   Total Dividends and Distributions ...........................        (398)            --
                                                                     -------       --------
Capital Share Transactions:
   Issued ......................................................      17,791         30,283
   In Lieu of Dividends and Distributions ......................         324             --
   Redeemed ....................................................          (3)            --
                                                                     -------       --------
      Net Increase in Net Assets Derived From Capital Share
         Transactions ..........................................      18,112         30,283
                                                                     -------       --------
         Total Increase in Net Assets ..........................      13,921         29,691
                                                                     -------       --------
Net Assets:
      Beginning of Period ......................................      29,691             --
                                                                     -------       --------
      End of Period (including undistributed net investment
         income of $286 and $211, respectively) ................     $43,612       $ 29,691
                                                                     =======       ========
Shares Transactions:
      Issued ...................................................       1,932          3,018
      In Lieu of Dividends and Distributions ...................          35             --
      Redeemed .................................................          (1)            --
                                                                     -------       --------
      Net Increase in Shares Outstanding from Share
         Transactions ..........................................       1,966          3,018
                                                                     =======       ========

(1)  Commencement of operations.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Six Months Ended April 30, 2008 (Unaudited) and the Period Ended October 31,


           Net                  Realized and                Dividends
          Asset                  Unrealized                   from     Distributions      Total
          Value       Net      Gains (Losses)     Total        Net          From        Dividends
        Beginning  Investment        on           from     Investment     Realized         and
        of Period    Income     Investments    Operations    Income        Gains      Distributions
        ---------  ----------  --------------  ----------  ----------  -------------  -------------
LSV CONSERVATIVE CORE EQUITY FUND
2008*     $ 9.84    $0.10(1)       $(1.11)       $(1.01)     $(0.08)        $--          $(0.08)
2007**     10.00     0.08(1)        (0.24)        (0.16)         --          --              --

                                                    Ratio        Ratio
          Net                Net                 of Expenses    of Net
         Asset             Assets      Ratio      to Average  Investment
         Value               End    of Expenses   Net Assets    Income    Portfolio
        End of   Total   of Period   to Average   (Excluding  to Average   Turnover
        Period  Return+    (000)     Net Assets    Waivers)   Net Assets     Rate
        ------  -------  ---------  -----------  -----------  ----------  ---------
LSV CONSERVATIVE CORE EQUITY FUND
2008*    $8.75  (10.29)%  $43,612      0.35%        0.62%       2.22%        13%
2007**    9.84   (1.60)    29,691      0.35         0.73        1.92          5

* For the six-month period ended April 30, 2008. All ratios for the period have been annualized.

** Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived a portion of its fee.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of April 30, 2008, $2,037 of offering costs remain to be amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and ..035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2008, were as follows (000):

PURCHASES
   U.S. Government ...   $    --
   Other .............    23,294
SALES
   U.S. Government ...   $    --
   Other .............     5,439

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

There were no dividends or distributions during the period ended October 31, 2007.

As of October 31, 2007, the components of distributable earnings (accumulated losses) on tax basis were as follows (000):

Undistributed Ordinary Income   $ 218
Unrealized Depreciation          (810)
                                -----
Accumulated Losses              $(592)
                                =====

NOTES TO FINANCIAL STATEMENTS

April 30, 2008                                                       (Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2008, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$48,612       $1,630         $(6,699)       $(5,069)

8. OTHER:

At April 30, 2008, 94% of total shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENT:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return --the account values shown do not apply to your specific investment.

                           Beginning         Ending      Annualized     Expenses
                         Account Value   Account Value     Expense    Paid During
                            11/01/07        4/30/08        Ratios       Period*
                         -------------   -------------   ----------   -----------
LSV CONSERVATIVE CORE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares       $1,000.00       $  897.10        0.35%        $1.65

HYPOTHETICAL 5% RETURN
Institutional Shares       $1,000.00       $1,023.12        0.35%        $1.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                                      NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Core Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-SA-005-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.